UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F/A

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1701 Duke Street, Suite 250
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Markus,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Markus Alexandria, VA May 7, 2012

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 106

Form 13F Information Table Value Total: 1,709,436 (x1000)

List of Other Included Managers:

TAMRO HOLDINGS AS OF 3/31/12


Column 1                  Column 2     Column 3    Column 4   Column 5   Column 6       Column 7      Column 8
                                                                       Invstmnt Dscrtn            Voting Authority
						     Value				  Other
Name of Issuer         Title of Class   Cusip      (x$1000)    Shares  Sole  Shared Other Mgrs   Sole   Shared   None
--------------             --------     -----      ---------- ------ ------  ----- ------ -----  ----   -----    ----



AGCO Corp.                   COMMON    001084102          623     13186 SH       X                   13,186               0
Acme Packet Inc.             COMMON    004764106        29336   1066000 SH       X                  815,564         250,436
AeroVironment Inc.           COMMON    008073108        31439   1172663 SH       X                  890,751         281,912
Allergan, Inc.               COMMON    018490102         1501     15731 SH       X                   15,731               0
Amazon.com Inc.              COMMON    023135106         1777      8776 SH       X                    8,776               0
American Express Co.         COMMON    025816109         1692     29246 SH       X                   29,246               0
Amerigroup Corp.             COMMON    03073T102        35064    521163 SH       X                  398,297         122,866
Analogic Corp.               COMMON    032657207        41434    613475 SH       X                  472,801         140,674
Apple Inc.                   COMMON    037833100         2961      4938 SH       X                    4,938               0
Arcos Dorados Holdings Inc SHS CL A    G0457F107          794     43899 SH       X                   43,899               0
Athenahealth Inc.            COMMON    04685W103        45719    616820 SH       X                  476,555         140,265
Atwood Oceanics Inc.         COMMON    050095108        29393    654778 SH       X                  500,568         154,210
BJ's Restaurants Inc.        COMMON    09180C106        33272    660805 SH       X                  505,778         155,027
BMC Software Inc.            COMMON    055921100          954     23753 SH       X                   23,753               0
Bank of the Ozarks           COMMON    063904106        35358   1131092 SH       X                  865,895         265,197
Berkshire Hathaway Inc Del CL B NEW    084670702         1229     15144 SH       X                   15,144               0
Boeing Co.                   COMMON    097023105         1103     14826 SH       X                   14,826               0
CarMax Inc.                  COMMON    143130102         1416     40854 SH       X                   40,854               0
Ceragon Networks Ltd.        COMMON    M22013102        19509   2055694 SH       X                1,578,075         477,619
Chicago Bridge & Iron Co. NY REG SH    167250109        23892    553189 SH       X                  420,906         132,283
Chico's FAS Inc.             COMMON    168615102        31355   2076477 SH       X                1,585,830         490,647
Cintas Corp.                 COMMON    172908105         1526     39018 SH       X                   39,018               0
Cisco Systems Inc.           COMMON    17275R102         1346     63648 SH       X                   63,648               0
Coinstar Inc.                COMMON    19259P300        46042    724495 SH       X                  557,511         166,984
Colfax Corp.                 COMMON    194014106        53726   1524587 SH       X                1,181,704         342,883
CommVault Systems Inc.       COMMON    204166102        33023    665241 SH       X                  509,094         156,147
Comstock Resources Inc.      COMMON    205768203        36735   2320577 SH       X                1,776,263         544,314
Contango Oil & Gas Co.       COMMON    21075N204        28404    482155 SH       X                  369,222         112,933
DaVita Inc.                  COMMON    23918K108         1497     16607 SH       X                   16,607               0
Danaher Corp.                COMMON    235851102         1617     28872 SH       X                   28,872               0
DeVry Inc.                   COMMON    251893103          827     24406 SH       X                   24,406               0
DexCom Inc.                  COMMON    252131107        15526   1488605 SH       X                1,139,452         349,153
E.W. Scripps                 COMMON    811054402        29011   2939343 SH       X                2,237,913         701,430
EOG Resources Inc.           COMMON    26875P101         1850     16653 SH       X                   16,653               0
East West Bancorp. Inc.      COMMON    27579R104        37900   1641394 SH       X                1,256,182         385,212
Exxon Mobil Corp.            COMMON    30231G102         1590     18336 SH       X                   18,336               0
F5 Networks Inc.             COMMON    315616102          655      4852 SH       X                    4,852               0
FactSet Research Systems Inc.COMMON    303075105         1088     10983 SH       X                   10,983               0
Fluor Corp.                  COMMON    343412102         1094     18184 SH       X                   18,184               0
Forward Air Corp.            COMMON    349853101        28313    772090 SH       X                  590,931         181,159
Franklin Electric Co.        COMMON    353514102        28148    573635 SH       X                  438,459         135,176
Franklin Resources Inc.      COMMON    354613101         1253     10094 SH       X                   10,094               0
Glacier Bancorp              COMMON    37637Q105        37809   2530711 SH       X                1,934,841         595,870
Global Geophysical Services  COMMON    37946S107        12526   1180591 SH       X                  903,166         277,425
Goldman Sachs Group Inc.     COMMON    38141G104         1235      9927 SH       X                    9,927               0
Google Inc.                  COMMON    38259P508         1630      2542 SH       X                    2,542               0
Grand Canyon Education Inc.  COMMON    38526M106        30876   1738540 SH       X                1,339,051         399,489
Harman International Ind     COMMON    413086109        35309    754307 SH       X                  580,652         173,655
Health Mgmt Assoc Inc New    CL A      421933102        28737   4276367 SH       X                3,273,118       1,003,249
Home Depot Inc.              COMMON    437076102         1410     28029 SH       X                   28,029               0
IBERIABANK Corp.             COMMON    450828108        39264    734244 SH       X                  566,942         167,302
Industrial Select Sector SPDRCOMMON    81369Y704           12       320 SH       X                      320               0
Ixia                         COMMON    45071R109        30099   2406981 SH       X                1,853,758         553,223
JPMorgan Chase & Co.         COMMON    46625H100         1787     38871 SH       X                   38,871               0
Johnson & Johnson            COMMON    478160104         1241     18820 SH       X                   18,820               0
Johnson Controls Inc.        COMMON    478366107         1209     37129 SH       X                   37,129               0
Kraft Foods Inc.             COMMON    50075N104         1238     32431 SH       X                   32,431               0
LaSalle Hotel Pptys  COM SH BEN INT    517942108        41064   1459285 SH       X                1,123,406         335,879
MDC Holdings Inc.            COMMON    552676108        27693   1073774 SH       X                  820,054         253,720
McCormick & Co. Inc.         COMMON    579780206          954     17526 SH       X                   17,526               0
MetLife Inc.                 COMMON    59156R108         1230     32921 SH       X                   32,921               0
Monsanto Co.                 COMMON    61166W101         1277     16011 SH       X                   16,011               0
Morningstar Inc.             COMMON    617700109        38400    609034 SH       X                  469,939         139,095
Mosaic Co.                   COMMON    61945C103         1186     21451 SH       X                   21,451               0
NETGEAR Inc.                 COMMON    64111Q104        34789    910696 SH       X                  697,072         213,624
Occidental Petroleum Corp.   COMMON    674599105         1266     13251 SH       X                   13,251               0
Philip Morris International  COMMON    718172109         1541     17311 SH       X                   17,311               0
Precision Drilling Corp.     COMMON    74022D308        28700   2861410 SH       X                2,200,161         661,249
PROSHARES TR         ULSH MSCI EURP    74347W882           15       810 SH       X                      810               0
ProShares UltraShort MSCI EurCOMMON    74348A301            7       190 SH       X                      190               0
Range Resources Corp.        COMMON    75281A109         1247     21444 SH       X                   21,444               0
Raymond James Financial Inc. COMMON    754730109         1471     40192 SH       X                   40,192               0
Red Robin Gourmet Burgers IncCOMMON    75689M101        33172    891960 SH       X                  676,656         215,304
Rosetta Stone Inc.           COMMON    777780107            0        11 SH       X                       11               0
Royal Gold Inc.              COMMON    780287108        16561    253918 SH       X                  190,536          63,382
ISHARES TR             RUSSELL 1000    464287622           94      1210 SH       X                    1,210               0
ISHARES TR             RUSSELL 2000    464287655         6193     74786 SH       X                   32,413          42,373
SeaChange International Inc. COMMON    811699107         9760   1254481 SH       X                1,041,994         212,487
Southwestern Energy Co.      COMMON    845467109          959     31340 SH       X                   31,340               0
Spider Energy ETF            COMMON    81369Y506            6        85 SH       X                       85               0
Stifel Financial Corp.       COMMON    860630102        37814    999300 SH       X                  765,137         234,163
T. Rowe Price Group Inc.     COMMON    74144T108         1272     19473 SH       X                   19,473               0
SELECT SECTOR SPDR TR    TECHNOLOGY    81369Y803            6       205 SH       X                      205               0
Teleflex Inc.                COMMON    879369106        32617    533398 SH       X                  411,606         121,792
Terex Corp.                  COMMON    880779103        24707   1098107 SH       X                  840,482         257,625
Teva Pharmaceutical Inds Ltd ADR       881624209         1334     29616 SH       X                   29,616               0
Texas Roadhouse Inc.         COMMON    882681109        32438   1949398 SH       X                1,484,427         464,971
The Advisory Board Co.       COMMON    00762W107        46203    521360 SH       X                  405,388         115,972
The Corporate Executive Brd  COMMON    21988R102        39815    925726 SH       X                  706,526         219,200
Toll Brothers Inc.           COMMON    889478103          615     25646 SH       X                   25,646               0
Treehouse Foods Inc.         COMMON    89469A104        33038    555257 SH       X                  423,783         131,474
UMB Financial Corp.          COMMON    902788108        39236    877079 SH       X                  675,055         202,024
United Natural Foods Inc.    COMMON    911163103        37404    801626 SH       X                  618,813         182,813
United States Natural Gas    COMMON    912318110            5       303 SH       X                      303               0
United Therapeutics Corp.    COMMON    91307C102        22930    486522 SH       X                  374,336         112,186
VANGUARD SPECIALIZED P  DIV APP ETF    921908844           22       375 SH       X                      375               0
VASCO DATA SEC INTL INC      COMMON    92230Y104        26956   2498233 SH       X                2,074,288         423,945
Waddell & Reed FINL Inc      CL A      930059100        42565   1313330 SH       X                1,004,080         309,250
Websense Inc.                COMMON    947684106        28639   1357938 SH       X                1,043,534         314,404
Westinghouse Air Brake Tech  COMMON    929740108        25711    341133 SH       X                  259,978          81,155
Westlake Chemical Corp.      COMMON    960413102        43019    663977 SH       X                  507,994         155,983
iShares TR           DJ SEL DIV INX    464287168            4        65 SH       X                       65               0
Boeing Co.                   CALL      097023905            9      2900 SH       X                    2,900               0
Cisco Sys Inc.               CALL      17275R902          107     43900 SH       X                   43,900               0
JPMorgan Chase & Co.         CALL      46625H900            4      5000 SH       X                    5,000               0
Johnson & Johnson            CALL      478160904            7      6300 SH       X                    6,300               0

                                                    1,709,436



